Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Total Payments
Total	$ 2,200	$ 2,200
UNITED STATES
Total	2,200	2,200
UNITED STATES | U.S Federal Government [Member]
Total	$ 2,200	$ 2,200